UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: January 31
Date of reporting period: July 31, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JULY 31, 2008

Legg Mason Partners
Lifestyle Series

Legg Mason Partners
Lifestyle Allocation 100%

Legg Mason Partners
Lifestyle Allocation 85%

Legg Mason Partners
Lifestyle Allocation 70%

Legg Mason Partners
Lifestyle Allocation 50%

Legg Mason Partners
Lifestyle Allocation 30%

Legg Mason Partners
Lifestyle Income Fund

Managed by LEGG MASON GLOBAL ASSET ALLOCATION, LLC

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Series (“Lifestyle Series”) consists of separate investment funds, each with its own investment objective and policies. Each fund offers different levels of potential return and involves different levels of risk.

The Funds are separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

What’s inside

Letter from the chairman	I

Funds at a glance	1

Funds expenses	7

Schedules of investments	19

Statements of assets and liabilities	25

Statements of operations	27

Statements of changes in net assets	29

Financial highlights	35

Notes to financial statements	55

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended July 31, 2008. Looking back, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices took their toll on the economy during the fourth quarter of 2007. Over that period, U.S. gross domestic product (“GDP”)i declined 0.2%. The economy then expanded 0.9% during the first quarter of 2008, and the preliminary estimate for second quarter GDP growth was 3.3%. In recent months, the economy was supported by strong exports and consumer spending, the latter of which was aided by the government’s tax rebate checks.

While the economy may not fall into a recession, it is a moot point for many Americans, as the job market continues to weaken and energy and food prices remain elevated. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first seven months of 2008, and the unemployment rate rose to 5.7% in July, its highest level since March 2004. After oil reached a record $147 a barrel on July 11, 2008, it fell to $123 as of July 31, 2008, which represented an approximate 60% increase from the price as of July 31, 2007.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its latest meetings that took place in June and August (after the reporting period ended), the Fed held rates steady. In conjunction with its August meeting, the Fed stated: “Economic activity expanded in the second quarter, partly reflecting growth in consumer spending and exports. However, labor markets have softened further and financial markets remain under considerable stress. ... Inflation has been high, spurred by the earlier increases in the prices of energy and some other commodities, and some indicators of inflation expectations have been elevated. The Committee expects inflation to moderate later this year and next year, but the inflation outlook remains highly uncertain.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

Legg Mason Partners Lifestyle Series   I

Letter from the chairman continued

The U.S. stock market was not for the faint of heart during the six months ended July 31, 2008. Stock prices fell during the first two months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June and July, with the S&P 500 Indexiv falling 8.43% and 0.84%, respectively, for those months. All told, the S&P 500 Index returned -7.08% during the six-month reporting period ended July 31, 2008, and as of that date was more than 15% lower than its peak in October 2007.

Turning to the bond market, both short- and long-term Treasury yields experienced periods of volatility during the six-month reporting period. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended July 31, 2008, two-year Treasury yields went from 2.17% to 2.52%. Over the same time frame, 10-year Treasury yields moved from 3.67% to 3.99%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned -0.63%.

II   Legg Mason Partners Lifestyle Series

Target Asset Allocations1

Legg Mason Partners Lifestyle Allocation 100%

Legg Mason Partners Lifestyle Allocation 100% seeks capital appreciation by investing 100% of its assets in underlying funds that invest principally in equity securities, but there may be times when the manager chooses to invest up to 10% in funds that invest principally in fixed-income securities.

Legg Mason Partners Lifestyle Allocation 85%

Legg Mason Partners Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in funds that invest principally in fixed-income securities.

Legg Mason Partners Lifestyle Allocation 70%

Legg Mason Partners Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in funds that invest principally in fixed-income securities.

Legg Mason Partners Lifestyle Allocation 50%

The Legg Mason Partners Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in funds that invest principally in fixed-income securities.
1 The Target Asset Allocations set forth above represent an approximate mix of investments for the Funds. The allocations and investment mix of the Funds may vary depending upon market conditions, cash flows in and out of the Funds and other factors. In addition, the allocations and investment ranges of the Funds may be changed, from time to time, without prior notice to shareholders.

Legg Mason Partners Lifestyle Series   III

Target Asset Allocations1

Legg Mason Partners Lifestyle Allocation 30%

The Legg Mason Partners Lifestyle Allocation 30% primarily seeks income and secondarily long-term growth of capital by investing 30% of its assets in underlying funds that invest principally in equity securities and 70% in funds that invest principally in fixed-income securities.

Legg Mason Partners Lifestyle Income Fund

The Legg Mason Partners Lifestyle Income Fund seeks high current income by investing 10% of its assets in underlying funds that invest principally in equity securities and 90% in funds that invest principally in fixed-income securities.

1 The Target Asset Allocations set forth above represent an approximate mix of investments for the Funds. The allocations and investment mix of the Funds may vary depending upon market conditions, cash flows in and out of the Funds and other factors. In addition, the allocations and investment ranges of the Funds may be changed, from time to time, without prior notice to shareholders.

IV   Legg Mason Partners Lifestyle Series

Performance review

Legg Mason Partners Lifestyle Allocation 100%

For the six months ended July 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 100% (“Lifestyle Allocation 100%”), excluding sales charges, returned -8.99%. The Fund’s unmanaged benchmarks, the MSCI EAFE Indexvi, the Russell 3000 Indexvii and the Lifestyle Allocation 100% Composite Benchmarkviii, returned -5.04%, -6.06% and -4.43%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average1 returned -6.05% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2008 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 100% — Class A Shares	-8.99%

MSCI EAFE Index	-5.04%

Russell 3000 Index	-6.06%

Lifestyle Allocation 100% Composite Benchmark	-4.43%

Lipper Multi-Cap Core Funds Category Average[1]	-6.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -9.31% and Class C shares returned -9.31% over the six months ended July 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range2 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 1, 2008, the gross total operating expense ratios for Class A, Class B and Class C shares were 2.06%, 3.14% and 2.68%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class B shares and 1.55% for Class C shares until at least May 1, 2009.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 870 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Lifestyle Series   V

Legg Mason Partners Lifestyle Allocation 85%

For the six months ended July 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), excluding sales charges, returned -7.20%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 85% Composite Benchmarkix, returned -0.63%, -6.06% and -3.87%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned -5.04% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2008 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 85% — Class A Shares	-7.20%

Lehman Brothers U.S. Aggregate Index	-0.63%

Russell 3000 Index	-6.06%

Lifestyle Allocation 85% Composite Benchmark	-3.87%

Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	-5.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -7.66% and Class C shares returned -7.50% over the six months ended July 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range2 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 1, 2008, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.50%, 2.32% and 1.94%, respectively.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 693 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

VI   Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Allocation 70%

For the six months ended July 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 70% (“Lifestyle Allocation 70%”), excluding sales charges, returned -6.72%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkx, returned -0.63%, -6.06% and -3.38%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned -5.04% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2008 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 70% — Class A Shares	-6.72%

Lehman Brothers U.S. Aggregate Index	-0.63%

Russell 3000 Index	-6.06%

Lifestyle Allocation 70% Composite Benchmark	-3.38%

Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	-5.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -7.11%, Class C shares returned -6.93% and Class I shares returned -6.69% over the six months ended July 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, and, to a lesser degree, the bond markets, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range2 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 1, 2008, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 1.32%, 2.13%, 1.86% and 1.28%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class I shares until at least May 1, 2009.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 693 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Lifestyle Series   VII

Legg Mason Partners Lifestyle Allocation 50%

For the six months ended July 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 50% (“Lifestyle Allocation 50%”), excluding sales charges, returned -6.24%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Indexxi and the Lifestyle Allocation 50% Composite Benchmarkxii, returned -0.63%, -6.63% and -2.47%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned -4.60% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2008 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 50% — Class A Shares	-6.24%

Lehman Brothers U.S. Aggregate Index	-0.63%

Russell 1000 Index	-6.63%

Lifestyle Allocation 50% Composite Benchmark	-2.47%

Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[1]	-4.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -6.64%, Class C shares returned -6.52% and Class I shares returned -6.06% over the six months ended July 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range2 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 1, 2008, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 1.20%, 2.04%, 1.81% and 0.89%, respectively.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 516 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII   Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Allocation 30%

For the six months ended July 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 30% (“Lifestyle Allocation 30%”), excluding sales charges, returned -6.36%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Index, and the Lifestyle Allocation 30% Composite Benchmarkxiii, returned -0.63%, -6.63% and -1.73%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned -3.18% over the same time frame.

   PERFORMANCE SNAPSHOT as of July 31, 2008 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Allocation 30% — Class A Shares	-6.36%

Lehman Brothers U.S. Aggregate Index	-0.63%

Russell 1000 Index	-6.63%

Lifestyle Allocation 30% Composite Benchmark	-1.73%

Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	-3.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -6.62% and Class C shares returned -6.47% over the six months ended July 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the different sectors of the bond market and, to a lesser degree, the equities markets. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range2 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 1, 2008, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.20%, 1.78% and 1.62%, respectively.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 454 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Lifestyle Series   IX

Legg Mason Partners Lifestyle Income Fund

For the six months ended July 31, 2008, Class A shares of Legg Mason Partners Lifestyle Income Fund (“Lifestyle Income Fund”), excluding sales charges, returned -6.42%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Index, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexxiv and the Lifestyle Income Fund Composite Benchmarkxv, returned -0.63%, -6.63%, -0.80% and -1.21%, respectively, for the same period. The Fund’s former benchmarks, the S&P 500 Index, the Lehman Brothers Government/Credit Bond Indexxvi, the Citigroup One-Year U.S. Treasury Bill Indexxvii and the Citigroup High Yield Market Indexxviii, returned -7.08%, -0.91%, 1.17% and -1.74%, respectively, over the same time frame. The Lipper General Bond Funds Category Average1 returned -2.89% for the same period.

   PERFORMANCE SNAPSHOT as of July 31, 2008 (excluding sales charges) (unaudited)

6 MONTHS
(not annualized)
Lifestyle Income Fund — Class A Shares	-6.42%

Lehman Brothers U.S. Aggregate Index	-0.63%

Russell 1000 Index	-6.63%

Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index	-0.80%

Lifestyle Income Fund Composite Benchmark	-1.21%

S&P 500 Index	-7.08%

Lehman Brothers Government/Credit Bond Index	-0.91%

Citigroup One-Year U.S. Treasury Bill Index	1.17%

Citigroup High Yield Market Index	-1.74%

Lipper General Bond Funds Category Average[1]	-2.89%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned -6.69% and Class C shares returned -6.67% over the six months ended July 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the different sectors of the fixed income markets and, to a lesser degree, the equities markets. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range2 without prior notice to shareholders.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated May 1, 2008, the gross total operating expense ratios for Class A, Class B and Class C shares were 1.45%, 2.17% and 2.20%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.30% for Class B shares and 1.25% for Class C shares until at least May 1, 2009.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 48 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

† Includes expenses of the underlying funds in which the Fund invests.

X   Legg Mason Partners Lifestyle Series

Special shareholder notice

Lifestyle Income Fund

Effective May 1, 2008, the Fund compares its performance to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index and the Lifestyle Income Fund Composite Benchmark. In addition, the Fund continues to compare its performance to the Lehman Brothers U.S. Aggregate Index and the Russell 1000 Index. Effective May 1, 2008, the S&P 500 Index, the Lehman Brothers Government/Credit Bond Index, the Citigroup One-Year U.S. Treasury Bill Index and the Citigroup High Yield Market Index have been removed as benchmarks for the Fund because they are no longer comparable to the Fund’s allocation to underlying funds.

Information about your funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect each Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
 Chairman, President and Chief Executive Officer

August 29, 2008

Legg Mason Partners Lifestyle Series   XI

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Lifestyle Allocation 100%: Foreign stocks are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Investments in high-yield securities involve risks beyond those inherent in higher-rated investments. To the extent the Fund invests in fixed-income mutual funds, as interest rates rise, bond prices fall, reducing the value of the Fund’s share price. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 85%: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations: these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 70%: Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets. Small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies. High-yield securities are lower-rated issues and inherently more risky than higher-rated securities. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 50%: The Fund is subject to the risks associated with investing in both fixed-income and equity securities. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. High-yield securities are lower-rated and inherently more risky than higher-rated securities. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 30%: As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield securities are lower-rated and involve greater credit and liquidity risks than investment grade bonds. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger more established companies. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Income Fund: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield securities are less liquid than investment grade securities and their market values tend to be more volatile. Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

vii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

XII   Legg Mason Partners Lifestyle Series

viii	The Lifestyle Allocation 100% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 55% Russell 1000 Index, 25% Russell 2000 Index and 20% MSCI EAFE Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

ix	The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]	The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

xii	The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Lehman Brothers U.S. Aggregate Index and 7% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xiii	The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Lehman Brothers U.S. Aggregate Index and 10% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xiv	The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xv	The Lifestyle Income Fund Composite Benchmark is a hypothetical representation of the Fund’s major asset classes. It consists of 75% Lehman Brothers U.S. Aggregate Index, 15% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index and 10% Russell 1000 Index. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

xvi	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).

xvii	The Citigroup One-Year Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.

xviii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

Legg Mason Partners Lifestyle Series   XIII

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Funds at a glance (unaudited)

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100% BREAKDOWN As of — July 31, 2008†

As a Percent of Total Long-Term Investments

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   1

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85% BREAKDOWN As of — July 31, 2008†

As a Percent of Total Long-Term Investments

2   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70% BREAKDOWN As of — July 31, 2008†

As a Percent of Total Long-Term Investments

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   3

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50% BREAKDOWN As of — July 31, 2008†

As a Percent of Total Long-Term Investments

4   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30% BREAKDOWN As of — July 31, 2008†

As a Percent of Total Long-Term Investments

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   5

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS LIFESTYLE INCOME FUND BREAKDOWN As of — July 31, 2008†

As a Percent of Total Long-Term Investments

6   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2008 and held for the six months ended July 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 100%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(8.99)%	$1,000.00	$910.10	0.72%	$3.42

Class B	(9.31)	1,000.00	906.90	1.50	7.11

Class C	(9.31)	1,000.00	906.90	1.30	6.16

[1]	For the six months ended July 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   7

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 100%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.28	0.72%	$3.62

Class B	5.00	1,000.00	1,017.40	1.50	7.52

Class C	5.00	1,000.00	1,018.40	1.30	6.52

[1]	For the six months ended July 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

8   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2008 and held for the six months ended July 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 85%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(7.20)%	$1,000.00	$928.00	0.69%	$3.31

Class B	(7.66)	1,000.00	923.40	1.50	7.17

Class C	(7.50)	1,000.00	925.00	1.13	5.41

[1]	For the six months ended July 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   9

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 85%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.43	0.69%	$3.47

Class B	5.00	1,000.00	1,017.40	1.50	7.52

Class C	5.00	1,000.00	1,019.24	1.13	5.67

[1]	For the six months ended July 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

10   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2008 and held for the six months ended July 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 70%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(6.72)%	$1,000.00	$932.80	0.58%	$2.79

Class B	(7.11)	1,000.00	928.90	1.42	6.81

Class C	(6.93)	1,000.00	930.70	1.10	5.28

Class I	(6.69)	1,000.00	933.10	0.55	2.64

[1]	For the six months ended July 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   11

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 70%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.98	0.58%	$2.92

Class B	5.00	1,000.00	1,017.80	1.42	7.12

Class C	5.00	1,000.00	1,019.39	1.10	5.52

Class I	5.00	1,000.00	1,022.13	0.55	2.77

[1]	For the six months ended July 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

12   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2008 and held for the six months ended July 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 50%	Charges[2]	Value	Value	Ratio[3]	the Period[4]
Class A	(6.24)%	$1,000.00	$937.60	0.51%	$2.46

Class B	(6.64)	1,000.00	933.60	1.38	6.63

Class C	(6.52)	1,000.00	934.80	1.12	5.39

Class I	(6.06)	1,000.00	939.40	0.12	0.58

[1]	For the six months ended July 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   13

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 50%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,022.33	0.51%	$2.56

Class B	5.00	1,000.00	1,018.00	1.38	6.92

Class C	5.00	1,000.00	1,019.29	1.12	5.62

Class I	5.00	1,000.00	1,024.27	0.12	0.60

[1]	For the six months ended July 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

14   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2008 and held for the six months ended July 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 30%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(6.36)%	$1,000.00	$936.40	0.56%	$2.70

Class B	(6.62)	1,000.00	933.80	1.13	5.43

Class C	(6.47)	1,000.00	935.30	0.98	4.72

[1]	For the six months ended July 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   15

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 30%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,022.08	0.56%	$2.82

Class B	5.00	1,000.00	1,019.24	1.13	5.67

Class C	5.00	1,000.00	1,019.99	0.98	4.92

[1]	For the six months ended July 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

16   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2008 and held for the six months ended July 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Income Fund	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(6.42)%	$1,000.00	$935.80	0.80%	$3.85

Class B	(6.69)	1,000.00	933.10	1.30	6.25

Class C	(6.67)	1,000.00	933.30	1.25	6.01

[1]	For the six months ended July 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   17

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Income Fund	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,020.89	0.80%	$4.02

Class B	5.00	1,000.00	1,018.40	1.30	6.52

Class C	5.00	1,000.00	1,018.65	1.25	6.27

[1]	For the six months ended July 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

18   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Schedules of investments (unaudited)
July 31, 2008

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.5%

386,047	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$6,543,492

	Legg Mason Partners Equity Trust:
48,009	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	5,160,497

694,002	Legg Mason Partners Appreciation Fund, Class I Shares	9,410,663

371,315	Legg Mason Partners Fundamental Value Fund, Class I Shares	5,068,445

692,866	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	6,457,507

344,583	Legg Mason Partners Mid Cap Core Fund, Class I Shares	6,839,979

344,297	Legg Mason Partners Small Cap Growth Fund, Class I Shares	5,402,025

669,997	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares*	7,209,170

123,311	Legg Mason Value Trust, Inc., Institutional Class Shares*	5,812,866

496,327	The Royce Fund — Royce Value Fund, Institutional Class Shares	5,519,158

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $70,369,136)	63,423,802

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT — 0.4%

	Repurchase Agreement — 0.4%

$261,000	Interest in $795,846,000 joint tri-party repurchase agreement dated 7/31/08 with Deutsche Bank Securities Inc., 2.180% due 8/1/08; Proceeds at maturity — $261,016; (Fully collateralized by various U.S. government agency obligations, 3.165% to 3.500% due 3/5/10 to 6/23/10 Market value — $266,220) (Cost — $261,000)	$261,000

	TOTAL INVESTMENTS — 99.9% (Cost — $70,630,136#)	63,684,802

	Other Assets in Excess of Liabilities — 0.1%	66,950

	TOTAL NET ASSETS — 100.0%	$63,751,752

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   19

Schedules of investments (unaudited) continued
July 31, 2008

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.7%

3,439,947	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$58,307,098

339,398	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class I Shares*	36,481,881

5,800,392	Legg Mason Partners Appreciation Fund, Class I Shares	78,653,313

2,654,099	Legg Mason Partners Fundamental Value Fund, Class I Shares	36,228,447

6,064,129	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	56,517,683

1,603,057	Legg Mason Partners Mid Cap Core Fund, Class I Shares	31,820,689

3,198,652	Legg Mason Partners Small Cap Growth Fund, Class I Shares	50,186,844

5,919,395	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares*	63,692,688

763,030	Legg Mason Value Trust, Inc., Institutional Class Shares*	35,969,249

4,513,570	The Royce Fund — Royce Value Fund, Institutional Class Shares*	50,190,893

4,404,408	Western Asset Funds, Inc.: Western Asset Absolute Return Portfolio, Institutional Class Shares	40,476,512

2,969,093	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	27,968,860

3,515,237	Western Asset High Yield Portfolio, Institutional Class Shares	31,250,457

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $646,127,604)	597,744,614

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT — 0.3%

	Repurchase Agreement — 0.3%

$2,061,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity — $2,061,123; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value — $2,102,223) (Cost — $2,061,000)	$2,061,000

	TOTAL INVESTMENTS — 100.0% (Cost — $648,188,604#)	599,805,614

	Liabilities in Excess of Other Assets — 0.0%	(52,085)

	TOTAL NET ASSETS — 100.0%	$599,753,529

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.6%

2,105,050	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$35,680,593

287,798	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class I Shares*	30,935,393

3,706,737	Legg Mason Partners Appreciation Fund, Class I Shares	50,263,358

2,199,125	Legg Mason Partners Fundamental Value Fund, Class I Shares	30,018,062

3,780,270	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	35,232,113

1,341,948	Legg Mason Partners Mid Cap Core Fund, Class I Shares	26,637,676

1,755,738	Legg Mason Partners Small Cap Growth Fund, Class I Shares	27,547,532

4,388,234	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares*	47,217,398

638,486	Legg Mason Value Trust, Inc., Institutional Class Shares*	30,098,213

2,545,153	The Royce Fund — Royce Value Fund, Institutional Class Shares	28,302,100

6,424,293	Western Asset Funds, Inc.: Western Asset Absolute Return Portfolio, Institutional Class Shares	59,039,254

7,822,657	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	73,689,431

2,941,131	Western Asset High Yield Portfolio, Institutional Class Shares	26,146,658

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $544,776,708)	500,807,781

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT — 0.3%

	Repurchase Agreement — 0.3%

$1,530,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity — $1,530,091; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value — $1,560,602) (Cost — $1,530,000)	$1,530,000

	TOTAL INVESTMENTS — 99.9% (Cost — $546,306,708#)	502,337,781

	Other Assets in Excess of Liabilities — 0.1%	421,126

	TOTAL NET ASSETS — 100.0%	$502,758,907

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   21

Schedules of investments (unaudited) continued
July 31, 2008

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.7%

845,959	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$14,339,013

147,301	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class I Shares*	15,833,364

1,340,859	Legg Mason Partners Appreciation Fund, Class I Shares	18,182,043

1,113,423	Legg Mason Partners Fundamental Value Fund, Class I Shares	15,198,230

1,510,140	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	14,074,506

817,374	Legg Mason Partners Mid Cap Core Fund, Class I Shares	16,224,870

714,149	Legg Mason Partners Small Cap Growth Fund, Class I Shares	11,204,998

1,234,258	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares*	13,280,612

322,875	Legg Mason Value Trust, Inc., Institutional Class Shares*	15,220,311

996,431	The Royce Fund — Royce Value Fund, Institutional Class Shares	11,080,310

5,056,058	Western Asset Funds, Inc.: Western Asset Absolute Return Portfolio, Institutional Class Shares	46,465,176

9,768,861	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	92,022,670

2,507,064	Western Asset High Yield Portfolio, Institutional Class Shares	22,287,797

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $335,637,335)	305,413,900

FACE
AMOUNT	SECURITY
SHORT-TERM INVESTMENT — 0.1%

	Repurchase Agreement — 0.1%

$136,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity — $136,008; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value — $138,720) (Cost — $136,000)	$136,000

	TOTAL INVESTMENTS — 99.8% (Cost — $335,773,335#)	305,549,900

	Other Assets in Excess of Liabilities — 0.2%	736,681

	TOTAL NET ASSETS — 100.0%	$306,286,581

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.6%

321,544	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$5,450,172

364,821	Legg Mason Partners Equity Trust: Legg Mason Partners Appreciation Fund, Class I Shares	4,946,974

188,060	Legg Mason Partners Mid Cap Core Fund, Class I Shares	3,732,981

530,383	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares*	5,706,921

105,756	Legg Mason Value Trust, Inc., Institutional Class Shares*	4,985,355

298,712	The Royce Fund — Royce Value Fund, Institutional Class Shares	3,321,677

1,870,298	Western Asset Funds, Inc.: Western Asset Absolute Return Portfolio, Institutional Class Shares	17,188,037

4,825,618	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	45,457,326

1,134,961	Western Asset High Yield Portfolio, Institutional Class Shares	10,089,800

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.6% (Cost — $112,173,811#)	100,879,243

	Other Assets in Excess of Liabilities — 0.4%	357,075

	TOTAL NET ASSETS — 100.0%	$101,236,318

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   23

Schedules of investments (unaudited) continued
July 31, 2008

   LEGG MASON PARTNERS LIFESTYLE INCOME FUND

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.8%

99,805	Legg Mason Partners Equity Trust — Legg Mason Partners Appreciation Fund, Class I Shares	$1,353,359

27,711	Legg Mason Value Trust, Inc., Institutional Class Shares*	1,306,320

621,176	Western Asset Funds, Inc.: Western Asset Absolute Return Portfolio, Institutional Class Shares	5,708,605

2,142,048	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	20,178,089

562,869	Western Asset High Yield Portfolio, Institutional Class Shares	5,003,904

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.8% (Cost — $37,333,647#)	33,550,277

	Other Assets in Excess of Liabilities — 0.2%	52,591

	TOTAL NET ASSETS — 100.0%	$33,602,868

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Statements of assets and liabilities (unaudited)
July 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	100%	85%	70%
ASSETS:

Investments, at cost	$70,630,136	$648,188,604	$546,306,708

Investments, at value	63,684,802	599,805,614	502,337,781

Cash	—	—	147

Receivable for Fund shares sold	98,406	197,550	278,668

Receivable for securities sold	41,471	298,111	335,624

Receivable from investment manager	15,402	6,390	—

Dividends and interest receivable	16	314,070	617,377

Prepaid expenses	18,513	51,381	44,943

Total Assets	63,858,610	600,673,116	503,614,540

LIABILITIES:

Payable for Fund shares repurchased	58,856	303,466	374,227

Distribution fees payable	25,489	209,878	181,128

Payable for securities purchased	16,508	7,810	834

Trustees’ fees payable	2,886	1,861	2,356

Due to custodian	112	919	—

Distributions payable	—	—	—

Accrued expenses	3,007	395,653	297,088

Total Liabilities	106,858	919,587	855,633

TOTAL NET ASSETS	$63,751,752	$599,753,529	$502,758,907

NET ASSETS:

Par value (Note 7)	$68	$457	$416

Paid-in capital in excess of par value	76,285,443	602,738,947	552,792,782

Overdistributed/undistributed net investment income	(135,983)	2,520,019	4,214,077

Accumulated net realized gain (loss) on investments, sale of Underlying Funds, capital gain distributions from Underlying Funds and foreign currency transactions	(5,452,442)	42,877,096	(10,279,441)

Net unrealized depreciation on Underlying Funds	(6,945,334)	(48,382,990)	(43,968,927)

TOTAL NET ASSETS	$63,751,752	$599,753,529	$502,758,907

Shares Outstanding:

Class A	4,696,504	35,469,071	32,117,657

Class B	1,251,086	8,804,427	7,575,796

Class C	822,334	1,444,496	1,937,745

Class I	—	—	2,564

Net Asset Value:

Class A (and redemption price)	$9.43	$13.27	$12.05

Class B*	$9.39	$12.58	$12.16

Class C*	$9.39	$12.73	$12.18

Class I (and redemption price)	—	—	$12.03

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%, 5.75% and 5.75%, respectively)	$10.01	$14.08	$12.79

*	Redemption price per share is NAV of Class B and C shares reduced by 5.00% (4.50% for Allocation 30% and the Income Fund) and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   25

Statements of assets and liabilities (unaudited) continued
July 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Income
	50%	30%	Fund
ASSETS:

Investments, at cost	$335,773,335	$112,173,811	$37,333,647

Investments, at value	305,549,900	100,879,243	33,550,277

Cash	—	—	—

Receivable for Fund shares sold	361,002	147,520	19,078

Receivable for securities sold	173,251	67,932	26,103

Receivable from investment manager	—	—	5,588

Dividends and interest receivable	649,079	292,960	121,477

Prepaid expenses	36,842	35,160	26,360

Total Assets	306,770,074	101,422,815	33,748,883

LIABILITIES:

Payable for Fund shares repurchased	224,391	42,431	17,272

Distribution fees payable	110,044	30,121	9,974

Payable for securities purchased	945	8,839	293

Trustees’ fees payable	1,810	1,400	2,340

Due to custodian	738	59,081	31,637

Distributions payable	—	—	10,018

Accrued expenses	145,565	44,625	74,481

Total Liabilities	483,493	186,497	146,015

TOTAL NET ASSETS	$306,286,581	$101,236,318	$33,602,868

NET ASSETS:

Par value (Note 7)	$281	$96	$37

Paid-in capital in excess of par value	340,141,654	113,531,072	44,666,562

Overdistributed/undistributed net investment income	933,976	444,848	236,861

Accumulated net realized loss on investments, sale of Underlying Funds, capital gain distributions from Underlying Funds and foreign currency transactions	(4,565,895)	(1,445,130)	(7,517,222)

Net unrealized depreciation on Underlying Funds	(30,223,435)	(11,294,568)	(3,783,370)

TOTAL NET ASSETS	$306,286,581	$101,236,318	$33,602,868

Shares Outstanding:

Class A	21,741,924	7,711,801	2,982,521

Class B	4,616,502	1,536,843	604,251

Class C	1,683,962	359,747	103,762

Class I	68,530	—	—

Net Asset Value:

Class A (and redemption price)	$10.83	$10.50	$9.09

Class B*	$11.11	$10.67	$9.19

Class C*	$11.14	$10.66	$9.18

Class I (and redemption price)	$10.84	—	—

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%, 4.25% and 4.25%, respectively)	$11.49	$10.97	$9.49

*	Redemption price per share is NAV of Class B and C shares reduced by 5.00% (4.50% for Allocation 30% and the Income Fund) and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

See Notes to Financial Statements.

26   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Statements of operations (unaudited)
For the Year Ended July 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	100%	85%	70%
INVESTMENT INCOME:

Short-term capital gains distributions from Underlying Funds	$127,381	$1,724,372	$1,547,048

Income distributions from Underlying Funds	52,992	3,577,522	4,859,344

Interest	2,398	21,243	16,803

Total Investment Income	182,771	5,323,137	6,423,195

EXPENSES:

Distribution fees (Note 5)	144,912	1,315,577	1,141,711

Transfer agent fees (Note 5)	85,298	1,238,514	787,702

Registration fees	37,137	36,465	36,500

Legal fees	27,787	39,322	12,044

Audit and tax	11,144	11,350	12,018

Shareholder reports (Note 5)	6,530	61,129	26,278

Insurance	783	5,500	5,304

Trustees’ fees	674	17,600	15,031

Custody fees	669	671	430

Miscellaneous expenses	516	1,810	2,074

Total Expenses	315,450	2,727,938	2,039,092

Less: Fee waivers and/or expense reimbursements (Note 3)	(35,121)	(30,123)	(36)

Fees paid indirectly (Note 1)	(367)	(431)	(303)

Net Expenses	279,962	2,697,384	2,038,753

NET INVESTMENT INCOME (LOSS)	(97,191)	2,625,753	4,384,442

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SALE OF UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):

Net Realized Gain (Loss) From:

Investment transactions (Note 8)	(39,883)	(137,175)	(29,278)

Sale of Underlying Funds	(5,903,931)	39,231,105	(7,158,878)

Capital gain distributions from Underlying Funds	840,855	6,538,829	5,057,902

Foreign currency transactions	144	675	(4)

Net Realized Gain (Loss)	(5,102,815)	45,633,434	(2,130,258)

Change in Net Unrealized Appreciation/Depreciation From Underlying Funds	(669,834)	(95,724,909)	(39,169,299)

NET LOSS ON INVESTMENTS, SALE OF UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS	(5,772,649)	(50,091,475)	(41,299,557)

DECREASE IN NET ASSETS FROM OPERATIONS	$(5,869,840)	$(47,465,722)	$(36,915,115)

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   27

Statements of operations (unaudited) continued
For the Year Ended July 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Income
	50%	30%	Fund
INVESTMENT INCOME:

Short-term capital gains distributions from Underlying Funds	$952,444	$301,686	$99,726

Income distributions from Underlying Funds	4,746,277	2,185,666	976,596

Interest	11,768	5,164	1,863

Total Investment Income	5,710,489	2,492,516	1,078,185

EXPENSES:

Distribution fees (Note 5)	691,731	187,231	63,894

Transfer agent fees (Note 5)	350,592	104,308	40,537

Registration fees	34,435	31,601	23,859

Legal fees	16,849	15,215	35,684

Audit and tax	11,626	9,833	11,266

Shareholder reports (Note 5)	12,487	2,244	13,123

Trustees’ fees	9,423	2,939	680

Insurance	3,622	1,769	1,033

Custody fees	403	145	176

Miscellaneous expenses	1,934	1,739	512

Total Expenses	1,133,102	357,024	190,764

Less: Fee waivers and/or expense reimbursements (Note 3)	(5)	—	(25,539)

Fees paid indirectly (Note 1)	(124)	(22)	(4)

Net Expenses	1,132,973	357,002	165,221

NET INVESTMENT INCOME	4,577,516	2,135,514	912,964

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SALE OF UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS (NOTES I AND 4):

Net Realized Gain (Loss) From:

Investment transactions (Note 8)	(5,233)	(2,838)	—

Sale of Underlying Funds	(5,483,304)	(744,309)	(526,563)

Capital gain distributions from Underlying Funds	2,240,821	652,799	172,839

Foreign currency transactions	—	—	—

Net Realized Gain (Loss)	(3,247,716)	(94,348)	(353,724)

Change in Net Unrealized Appreciation/Depreciation From Underlying Funds	(22,326,760)	(9,055,457)	(3,035,821)

NET LOSS ON INVESTMENTS, SALE OF UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS	(25,574,476)	(9,149,805)	(3,389,545)

DECREASE IN NET ASSETS FROM OPERATIONS	$(20,996,960)	$(7,014,291)	$(2,476,581)

See Notes to Financial Statements.

28   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Statements of changes in net assets
Legg Mason Partners Lifestyle Allocation 100%

FOR THE SIX MONTHS ENDED JULY 31, 2008 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2008	July 31	January 31
OPERATIONS:

Net investment income (loss)	$(97,191)	$204,179

Net realized gain (loss)	(5,102,815)	1,276,673

Change in net unrealized appreciation/depreciation	(669,834)	(6,280,694)

Decrease in Net Assets From Operations	(5,869,840)	(4,799,842)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(14,003)	(209,002)

Net realized gains	(1,529,237)	(86,653)

Decrease in Net Assets From Distributions to Shareholders	(1,543,240)	(295,655)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	26,533,436	59,556,950

Reinvestment of distributions	1,480,611	288,356

Cost of shares repurchased	(6,716,204)	(6,704,493)

Increase in Net Assets From Fund Share Transactions	21,297,843	53,140,813

INCREASE IN NET ASSETS	13,884,763	48,045,316

NET ASSETS:

Beginning of period	49,866,989	1,821,673

End of period*	$63,751,752	$49,866,989

* Includes overdistributed net investment income of:	$(135,983)	$(24,789)

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   29

Statements of changes in net assets continued
Legg Mason Partners Lifestyle Allocation 85%

FOR THE SIX MONTHS ENDED JULY 31, 2008 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2008	July 31	January 31
OPERATIONS:

Net investment income	$2,625,753	$8,034,127

Net realized gain	45,633,434	31,251,737

Change in net unrealized appreciation/depreciation	(95,724,909)	(70,109,011)

Decrease in Net Assets From Operations	(47,465,722)	(30,823,147)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(500,015)	(7,600,032)

Net realized gains	(29,467,302)	(26,995,349)

Decrease in Net Assets From Distributions to Shareholders	(29,967,317)	(34,595,381)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	67,067,074	135,266,184

Reinvestment of distributions	29,785,519	34,371,749

Cost of shares repurchased	(63,954,445)	(140,372,880)

Increase in Net Assets From Fund Share Transactions	32,898,148	29,265,053

DECREASE IN NET ASSETS	(44,534,891)	(36,153,475)

NET ASSETS:

Beginning of period	644,288,420	680,441,895

End of period*	$599,753,529	$644,288,420

* Includes undistributed net investment income of:	$2,520,019	$394,281

See Notes to Financial Statements.

30   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 70%

FOR THE SIX MONTHS ENDED JULY 31, 2008 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2008	July 31	January 31
OPERATIONS:

Net investment income	$4,384,442	$12,267,136

Net realized gain (loss)	(2,130,258)	25,444,735

Change in net unrealized appreciation/depreciation	(39,169,299)	(50,598,518)

Decrease in Net Assets From Operations	(36,915,115)	(12,886,647)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(1,600,002)	(11,050,017)

Decrease in Net Assets From Distributions to Shareholders	(1,600,002)	(11,050,017)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	51,402,505	119,702,526

Reinvestment of distributions	1,582,757	10,926,332

Cost of shares repurchased	(61,751,019)	(134,415,924)

Decrease in Net Assets From Fund Share Transactions	(8,765,757)	(3,787,066)

DECREASE IN NET ASSETS	(47,280,874)	(27,723,730)

NET ASSETS:

Beginning of period	550,039,781	577,763,511

End of period*	$502,758,907	$550,039,781

* Includes undistributed net investment income of:	$4,214,077	$1,429,637

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   31

Statements of changes in net assets continued
Legg Mason Partners Lifestyle Allocation 50%

FOR THE SIX MONTHS ENDED JULY 31, 2008 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2008	July 31	January 31
OPERATIONS:

Net investment income	$4,577,516	$10,320,781

Net realized gain (loss)	(3,247,716)	10,761,153

Change in net unrealized appreciation/depreciation	(22,326,760)	(23,030,325)

Decrease in Net Assets From Operations	(20,996,960)	(1,948,391)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(4,425,610)	(9,819,203)

Net realized gains	(9,909,709)	(9,882,711)

Decrease in Net Assets From Distributions to Shareholders	(14,335,319)	(19,701,914)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	37,105,280	82,175,354

Reinvestment of distributions	14,100,867	19,320,238

Cost of shares repurchased	(44,232,955)	(93,570,746)

Increase in Net Assets From Fund Share Transactions	6,973,192	7,924,846

DECREASE IN NET ASSETS	(28,359,087)	(13,725,459)

NET ASSETS:

Beginning of period	334,645,668	348,371,127

End of period*	$306,286,581	$334,645,668

* Includes undistributed net investment income of:	$933,976	$782,070

See Notes to Financial Statements.

32   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 30%

FOR THE SIX MONTHS ENDED JULY 31, 2008 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2008	July 31	January 31
OPERATIONS:

Net investment income	$2,135,514	$4,422,700

Net realized gain (loss)	(94,348)	1,556,418

Change in net unrealized appreciation/depreciation	(9,055,457)	(5,132,868)

Increase (Decrease) in Net Assets From Operations	(7,014,291)	846,250

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(2,030,280)	(4,264,645)

Decrease in Net Assets From Distributions to Shareholders	(2,030,280)	(4,264,645)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	15,425,429	33,108,357

Reinvestment of distributions	1,976,711	4,126,337

Cost of shares repurchased	(16,427,838)	(32,922,727)

Increase in Net Assets From Fund Share Transactions	974,302	4,311,967

INCREASE (DECREASE) IN NET ASSETS	(8,070,269)	893,572

NET ASSETS:

Beginning of period	109,306,587	108,413,015

End of period*	$101,236,318	$109,306,587

* Includes undistributed net investment income of:	$444,848	$339,614

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   33

Statements of changes in net assets continued
Legg Mason Partners Lifestyle Income Fund

FOR THE SIX MONTHS ENDED JULY 31, 2008 (unaudited)
AND THE YEAR ENDED JANUARY 31, 2008	July 31	January 31
OPERATIONS:

Net investment income	$912,964	$2,202,008

Net realized loss	(353,724)	(612,694)

Change in net unrealized appreciation/depreciation	(3,035,821)	(806,499)

Increase (Decrease) in Net Assets From Operations	(2,476,581)	782,815

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(860,072)	(2,102,167)

Decrease in Net Assets From Distributions to Shareholders	(860,072)	(2,102,167)

FUND SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	2,977,247	7,964,076

Reinvestment of distributions	795,251	1,955,828

Cost of shares repurchased	(6,825,319)	(13,497,218)

Decrease in Net Assets From Fund Share Transactions	(3,052,821)	(3,577,314)

DECREASE IN NET ASSETS	(6,389,474)	(4,896,666)

NET ASSETS:

Beginning of period	39,992,342	44,889,008

End of period*	$33,602,868	$39,992,342

* Includes undistributed net investment income of:	$236,861	$183,969

See Notes to Financial Statements.

34   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Financial highlights
Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2008[2]	2008[3]	2007[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$10.61	$11.50	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[5]	(0.01)	0.13	(0.00)[6]

Net realized and unrealized gain (loss)	(0.93)	(0.93)	0.10

Total income (loss) from operations	(0.94)	(0.80)	0.10

LESS DISTRIBUTIONS FROM:

Net investment income	(0.00)[6]	(0.07)	—

Net realized gains	(0.24)	(0.02)	—

Total distributions	(0.24)	(0.09)	—

NET ASSET VALUE, END OF PERIOD	$9.43	$10.61	$11.50

Total return[7]	(8.99)%	(6.97)%	0.88%

NET ASSETS, END OF PERIOD (000s)	$44,286	$33,051	$428

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[8]	0.82%[9]	1.34%[10]	116.13%[9]

Net expenses[8,11,12]	0.72 [9,13]	0.80 [10,13]	0.80 [9]

Net investment income (loss)	(0.10)[9]	1.16	(0.22)[9]

PORTFOLIO TURNOVER RATE	31%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 29, 2006 (inception date) to January 31, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.01 per share.

[7]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.
[9]	Annualized.

[10]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   35

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2008[2]	2008[3]	2007[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$10.60	$11.50	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[5]	(0.04)	0.03	(0.01)

Net realized and unrealized gain (loss)	(0.93)	(0.91)	0.11

Total income (loss) from operations	(0.97)	(0.88)	0.10

LESS DISTRIBUTIONS FROM:

Net realized gains	(0.24)	(0.02)	—

Total distributions	(0.24)	(0.02)	—

NET ASSET VALUE, END OF PERIOD	$9.39	$10.60	$11.50

Total return[6]	(9.31)%	(7.66)%	0.88%

NET ASSETS, END OF PERIOD (000s)	$11,744	$8,339	$499

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.80%[8]	2.42%[9]	116.88%[8]

Net expenses[7,10,11]	1.50 [8,12]	1.55 [9,12]	1.55 [8]

Net investment income (loss)	(0.87)[8]	0.30	(1.24)[8]

PORTFOLIO TURNOVER RATE	31%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 29, 2006 (inception date) to January 31, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.55% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

36   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2008[2]	2008[3]	2007[3,4]
NET ASSET VALUE, BEGINNING OF PERIOD	$10.60	$11.50	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment loss[5]	(0.04)	(0.01)	(0.00)[6]

Net realized and unrealized gain (loss)	(0.93)	(0.87)	0.10

Total income (loss) from operations	(0.97)	(0.88)	0.10

LESS DISTRIBUTIONS FROM:

Net realized gains	(0.24)	(0.02)	—

Total distributions	(0.24)	(0.02)	—

NET ASSET VALUE, END OF PERIOD	$9.39	$10.60	$11.50

Total return[7]	(9.31)%	(7.66)%	0.88%

NET ASSETS, END OF PERIOD (000s)	$7,722	$8,477	$895

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[8]	1.30%[9]	1.96%[10]	116.88%[9]

Net expenses[8,11]	1.30 [9,12]	1.54 [10,12,13]	1.55 [9,13]
Net investment loss	(0.73)[9]	(0.08)	(0.42)[9]

PORTFOLIO TURNOVER RATE	31%	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	For the period December 29, 2006 (inception date) to January 31, 2007.

[5]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.01 per share.

[7]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.55% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   37

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.00	$16.52	$15.36	$13.80	$13.31	$9.22

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[4]	0.07	0.23	0.06	(0.00)[5]	(0.01)	0.00 [5]

Net realized and unrealized gain (loss)	(1.11)	(0.89)	1.14	1.56	0.50	4.09

Total income (loss) from operations	(1.04)	(0.66)	1.20	1.56	0.49	4.09

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.20)	(0.04)	—	—	—

Net realized gains	(0.68)	(0.66)	—	—	—	—

Total distributions	(0.69)	(0.86)	(0.04)	—	—	—

NET ASSET VALUE, END OF PERIOD	$13.27	$15.00	$16.52	$15.36	$13.80	$13.31

Total return[6]	(7.20)%	(4.41)%	7.82%	11.30%	3.68%	44.36%

NET ASSETS, END OF PERIOD (000s)	$470,581	$492,744	$491,940	$464,856	$415,122	$358,644

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	0.69%[8]	0.85%[9]	0.90%[10]	1.03%	1.00%	1.15%

Net expenses[7,11]	0.69 [8,12]	0.78 [9,12,13]	0.81 [10,13]	0.80 [13]	0.79 [13]	0.80 [13]

Net investment income (loss)	1.01 [8]	1.37	0.37	(0.01)	(0.04)	0.04

PORTFOLIO TURNOVER RATE	27%	15%	79%	47%	4%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85% and 0.77%, respectively.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.32	$15.80	$14.76	$13.36	$12.99	$9.06

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[4]	0.01	0.09	(0.06)	(0.11)	(0.10)	(0.08)

Net realized and unrealized gain (loss)	(1.06)	(0.82)	1.10	1.51	0.47	4.01

Total income (loss) from operations	(1.05)	(0.73)	1.04	1.40	0.37	3.93

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.09)	—	—	—	—

Net realized gains	(0.68)	(0.66)	—	—	—	—

Total distributions	(0.69)	(0.75)	—	—	—	—

NET ASSET VALUE, END OF PERIOD	$12.58	$14.32	$15.80	$14.76	$13.36	$12.99

Total return[5]	(7.66)%	(5.06)%	7.05%	10.48%	2.85%	43.38%

NET ASSETS, END OF PERIOD (000s)	$110,780	$127,665	$159,423	$200,934	$234,734	$278,172

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.55%[7]	1.67%[8]	1.67%[9]	1.81%	1.79%	1.82%

Net expenses[6,10,11]	1.50 [7,12]	1.51 [8,12]	1.53 [9]	1.55	1.54	1.55

Net investment income (loss)	0.17 [7]	0.55	(0.39)	(0.78)	(0.82)	(0.71)

PORTFOLIO TURNOVER RATE	27%	15%	79%	47%	4%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.63% and 1.49%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.55% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   39

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.46	$15.94	$14.87	$13.44	$13.04	$9.08

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[4]	0.04	0.12	(0.03)	(0.08)	(0.08)	(0.05)

Net realized and unrealized gain (loss)	(1.08)	(0.82)	1.10	1.51	0.48	4.01

Total income (loss) from operations	(1.04)	(0.70)	1.07	1.43	0.40	3.96

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.12)	—	—	—	—

Net realized gains	(0.68)	(0.66)	—	—	—	—

Total distributions	(0.69)	(0.78)	—	—	—	—

NET ASSET VALUE, END OF PERIOD	$12.73	$14.46	$15.94	$14.87	$13.44	$13.04

Total return[5]	(7.50)%	(4.82)%	7.20%	10.64%	3.07%	43.61%

NET ASSETS, END OF PERIOD (000s)	$18,393	$23,879	$29,079	$36,142	$42,829	$42,824

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.13%[7]	1.29%[8]	1.37%[9]	1.39%	1.38%	1.30%

Net expenses[6,10]	1.13 [7,11,12]	1.29 [8,11]	1.34 [9,12]	1.39	1.36 [12]	1.30

Net investment income (loss)	0.51 [7]	0.75	(0.19)	(0.61)	(0.63)	(0.46)

PORTFOLIO TURNOVER RATE	27%	15%	79%	47%	4%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.30%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.55% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.96	$13.52	$12.73	$11.89	$11.66	$8.75

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.12	0.32	0.18	0.13	0.13	0.13

Net realized and unrealized gain (loss)	(0.99)	(0.59)	0.81	0.84	0.27	2.90

Total income (loss) from operations	(0.87)	(0.27)	0.99	0.97	0.40	3.03

LESS DISTRIBUTIONS FROM:

Net investment income	(0.04)	(0.29)	(0.20)	(0.13)	(0.17)	(0.12)

Total distributions	(0.04)	(0.29)	(0.20)	(0.13)	(0.17)	(0.12)

NET ASSET VALUE, END OF PERIOD	$12.05	$12.96	$13.52	$12.73	$11.89	$11.66

Total return[5]	(6.72)%	(2.10)%	7.77%	8.14%	3.40%	34.67%

NET ASSETS, END OF PERIOD (000s)	$387,012	$413,780	$411,242	$393,641	$363,251	$321,089

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	0.58%[7]	0.76%[8]	0.81%[9]	0.86%	0.87%	0.93%

Net expenses[6,10]	0.58 [7,11]	0.75 [8,11,12]	0.79 [9,12]	0.80 [12]	0.78 [12]	0.80 [12]

Net investment income	1.84 [7]	2.33	1.44	1.04	1.16	1.27

PORTFOLIO TURNOVER RATE	18%	16%	92%	50%	5%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.75%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   41

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$13.12	$13.67	$12.87	$12.02	$11.77	$8.82

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.06	0.20	0.08	0.03	0.04	0.05

Net realized and unrealized gain (loss)	(0.99)	(0.57)	0.81	0.85	0.26	2.93

Total income (loss) from operations	(0.93)	(0.37)	0.89	0.88	0.30	2.98

LESS DISTRIBUTIONS FROM:

Net investment income	(0.03)	(0.18)	(0.09)	(0.03)	(0.05)	(0.03)

Total distributions	(0.03)	(0.18)	(0.09)	(0.03)	(0.05)	(0.03)

NET ASSET VALUE, END OF PERIOD	$12.16	$13.12	$13.67	$12.87	$12.02	$11.77

Total return[5]	(7.11)%	(2.78)%	6.92%	7.32%	2.58%	33.81%

NET ASSETS, END OF PERIOD (000s)	$92,110	$107,908	$137,020	$184,791	$230,727	$306,251

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.42%[7]	1.57%[8]	1.60%[9]	1.65%	1.63%	1.60%

Net expenses[6,10]	1.42 [7,11]	1.51 [8,11,12]	1.54 [9,12]	1.55 [12]	1.54 [12]	1.55 [12]

Net investment income	0.97 [7]	1.46	0.64	0.27	0.36	0.52

PORTFOLIO TURNOVER RATE	18%	16%	92%	50%	5%	0%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.56% and 1.51%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.55% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$13.12	$13.69	$12.89	$12.03	$11.78	$8.83

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.08	0.24	0.11	0.05	0.06	0.07

Net realized and unrealized gain (loss)	(0.99)	(0.60)	0.81	0.86	0.27	2.93

Total income (loss) from operations	(0.91)	(0.36)	0.92	0.91	0.33	3.00

LESS DISTRIBUTIONS FROM:

Net investment income	(0.03)	(0.21)	(0.12)	(0.05)	(0.08)	(0.05)

Total distributions	(0.03)	(0.21)	(0.12)	(0.05)	(0.08)	(0.05)

NET ASSET VALUE, END OF PERIOD	$12.18	$13.12	$13.69	$12.89	$12.03	$11.78

Total return[5]	(6.93)%	(2.68)%	7.15%	7.54%	2.79%	33.99%

NET ASSETS, END OF PERIOD (000s)	$23,606	$28,324	$29,502	$35,251	$43,269	$44,950

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.10%[7]	1.30%[8]	1.35%[9]	1.38%	1.38%	1.38%

Net expenses[6,10]	1.10 [7,11]	1.30 [8,11]	1.32 [9,12]	1.38	1.37 [12]	1.38

Net investment income	1.29 [7]	1.74	0.88	0.45	0.55	0.70

PORTFOLIO TURNOVER RATE	18%	16%	92%	50%	5%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.29%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.55% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   43

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2008[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.94	$14.26

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.12	0.23

Net realized and unrealized loss	(0.98)	(1.22)

Total loss from operations	(0.86)	(0.99)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.05)	(0.33)

Total distributions	(0.05)	(0.33)

NET ASSET VALUE, END OF PERIOD	$12.03	$12.94

Total return[5]	(6.69)%	(7.05)%

NET ASSETS, END OF PERIOD (000s)	$31	$28

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7]	0.78%	0.66%[8]

Net expenses[6,7,9,10,11]	0.55	0.46 [8]

Net investment income[7]	1.90	5.15

PORTFOLIO TURNOVER RATE	18%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For the period October 2, 2007 (inception date) to January 31, 2008.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares would not exceed 0.55% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

44   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

Class A Shares[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.10	$12.90	$12.26	$11.95	$11.77	$9.86

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.18	0.41	0.29	0.22	0.24	0.26

Net realized and unrealized gain (loss)	(0.92)	(0.45)	0.66	0.31	0.17	1.91

Total income (loss) from operations	(0.74)	(0.04)	0.95	0.53	0.41	2.17

LESS DISTRIBUTIONS FROM:

Net investment income	(0.17)	(0.39)	(0.31)	(0.22)	(0.23)	(0.26)

Net realized gains	(0.36)	(0.37)	—	—	—	—

Return of capital	—	—	—	—	—	(0.00)[5]

Total distributions	(0.53)	(0.76)	(0.31)	(0.22)	(0.23)	(0.26)

NET ASSET VALUE, END OF PERIOD	$10.83	$12.10	$12.90	$12.26	$11.95	$11.77

Total return[6]	(6.24)%	(0.48)%	7.85%	4.49%	3.51%	22.32%

NET ASSETS, END OF PERIOD (000s)	$235,510	$249,747	$245,674	$235,924	$226,769	$195,214

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	0.51%[8]	0.68%[9]	0.72%[10]	0.73%	0.73%	0.76%

Net expenses[7,11]	0.51 [8,12]	0.68 [9,12]	0.70 [10,13]	0.73	0.72 [13]	0.76

Net investment income	3.04 [8]	3.19	2.37	1.86	2.02	2.40

PORTFOLIO TURNOVER RATE	16%	19%	86%	45%	16%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   45

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.40	$13.20	$12.54	$12.21	$12.03	$10.08

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.13	0.30	0.19	0.13	0.14	0.18

Net realized and unrealized gain (loss)	(0.94)	(0.45)	0.68	0.32	0.18	1.95

Total income (loss) from operations	(0.81)	(0.15)	0.87	0.45	0.32	2.13

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)	(0.28)	(0.21)	(0.12)	(0.14)	(0.18)

Net realized gains	(0.36)	(0.37)	—	—	—	—

Return of capital	—	—	—	—	—	(0.00)[5]

Total distributions	(0.48)	(0.65)	(0.21)	(0.12)	(0.14)	(0.18)

NET ASSET VALUE, END OF PERIOD	$11.11	$12.40	$13.20	$12.54	$12.21	$12.03

Total return[6]	(6.64)%	(1.27)%	7.00%	3.71%	2.64%	21.39%

NET ASSETS, END OF PERIOD (000s)	$51,276	$60,243	$75,776	$108,455	$135,612	$176,633

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.38%[8]	1.52%[9]	1.52%[10]	1.52%	1.52%	1.53%

Net expenses[7,11]	1.38 [8,12]	1.51 [9,12,13]	1.48 [10,13]	1.52	1.51 [13]	1.53

Net investment income	2.14 [8]	2.29	1.53	1.03	1.19	1.63

PORTFOLIO TURNOVER RATE	16%	19%	86%	45%	16%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.49% and 1.46%, respectively.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.55% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

46   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.43	$13.23	$12.57	$12.23	$12.05	$10.09

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.14	0.33	0.22	0.15	0.16	0.19

Net realized and unrealized gain (loss)	(0.94)	(0.45)	0.67	0.33	0.17	1.96

Total income (loss) from operations	(0.80)	(0.12)	0.89	0.48	0.33	2.15

LESS DISTRIBUTIONS FROM:

Net investment income	(0.13)	(0.31)	(0.23)	(0.14)	(0.15)	(0.19)

Net realized gains	(0.36)	(0.37)	—	—	—	—

Return of capital	—	—	—	—	—	(0.00)[5]

Total distributions	(0.49)	(0.68)	(0.23)	(0.14)	(0.15)	(0.19)

NET ASSET VALUE, END OF PERIOD	$11.14	$12.43	$13.23	$12.57	$12.23	$12.05

Total return[6]	(6.52)%	(1.07)%	7.15%	3.93%	2.74%	21.53%

NET ASSETS, END OF PERIOD (000s)	$18,758	$23,946	$26,921	$33,608	$39,570	$38,777

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.12%[8]	1.29%[9]	1.34%[10]	1.36%	1.41%	1.48%

Net expenses[7,11]	1.12 [8,12]	1.29 [9,12]	1.31 [10,13]	1.36	1.40 [13]	1.48

Net investment income	2.35 [8]	2.52	1.73	1.21	1.32	1.69

PORTFOLIO TURNOVER RATE	16%	19%	86%	45%	16%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.31% and 1.28%, respectively.

[11]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.55% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   47

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2008[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.11	$12.05

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.20	0.00 [5]

Net realized and unrealized gain (loss)	(0.92)	0.06

Total income (loss) from operations	(0.72)	0.06

LESS DISTRIBUTIONS FROM:

Net investment income	(0.19)	—

Net realized gains	(0.36)	—

Total distributions	(0.55)	—

NET ASSET VALUE, END OF PERIOD	$10.84	$12.11

Total return[6]	(6.06)%	0.50%

NET ASSETS, END OF PERIOD (000s)	$743	$710

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7,8]	0.12%	0.20%[9]

Net expenses[7,8,10,11]	0.12 [12]	0.20 [9]

Net investment income[8]	3.53	1.93

PORTFOLIO TURNOVER RATE	16%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For the period January 29, 2008 (inception date) to January 31, 2008.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares would not exceed 0.55% until at least May 31, 2009.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

48   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 30%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.44	$11.81	$11.48	$11.46	$11.35	$9.94

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.23	0.49	0.37	0.33	0.35	0.36

Net realized and unrealized gain (loss)	(0.95)	(0.38)	0.34	0.02	0.09 [5]	1.42

Total income (loss) from operations	(0.72)	0.11	0.71	0.35	0.44	1.78

LESS DISTRIBUTIONS FROM:

Net investment income	(0.22)	(0.48)	(0.38)	(0.33)	(0.33)	(0.37)

Return of capital	—	—	—	—	—	(0.00)[6]

Total distributions	(0.22)	(0.48)	(0.38)	(0.33)	(0.33)	(0.37)

NET ASSET VALUE, END OF PERIOD	$10.50	$11.44	$11.81	$11.48	$11.46	$11.35

Total return[7]	(6.36)%	0.84%	6.31%	3.13%	3.98%[5]	18.28%

NET ASSETS, END OF PERIOD (000s)	$81,005	$85,817	$80,005	$75,890	$72,141	$60,332

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[8]	0.56%[9]	0.75%[10]	0.75%[11]	0.75%	0.73%	0.74%

Net expenses[8,12]	0.56 [9,13]	0.73 [10,13,14]	0.73 [11,14]	0.75	0.72 [14]	0.74

Net investment income	4.12 [9]	4.17	3.23	2.87	3.13	3.40

PORTFOLIO TURNOVER RATE	19%	17%	92%	56%	17%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.71%, respectively.

[6]	Amount represents less than $0.01 per share.

[7]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.72% and 0.71%, respectively.

[12]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   49

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 30%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.62	$11.98	$11.65	$11.62	$11.50	$10.08

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.20	0.42	0.31	0.27	0.29	0.31

Net realized and unrealized gain (loss)	(0.96)	(0.37)	0.34	0.03	0.10 [5]	1.43

Total income (loss) from operations	(0.76)	0.05	0.65	0.30	0.39	1.74

LESS DISTRIBUTIONS FROM:

Net investment income	(0.19)	(0.41)	(0.32)	(0.27)	(0.27)	(0.32)

Return of capital	—	—	—	—	—	(0.00)[6]

Total distributions	(0.19)	(0.41)	(0.32)	(0.27)	(0.27)	(0.32)

NET ASSET VALUE, END OF PERIOD	$10.67	$11.62	$11.98	$11.65	$11.62	$11.50

Total return[7]	(6.62)%	0.37%	5.65%	2.62%	3.47%[5]	17.53%

NET ASSETS, END OF PERIOD (000s)	$16,398	$18,078	$22,559	$32,756	$39,253	$47,401

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[8]	1.13%[9]	1.33%[10]	1.28%[11]	1.28%	1.27%	1.27%

Net expenses[8,12]	1.13 [9,13]	1.29 [10,13,14]	1.25 [11,14]	1.28	1.26 [14]	1.27

Net investment income	3.53 [9]	3.53	2.67	2.31	2.54	2.88

PORTFOLIO TURNOVER RATE	19%	17%	92%	56%	17%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.07 and 3.11%, respectively.

[6]	Amount represents less than $0.01 per share.

[7]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.25% and 1.23%, respectively.

[12]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.30% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

50   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Allocation 30%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$11.60	$11.97	$11.63	$11.59	$11.48	$10.06

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.20	0.44	0.32	0.28	0.30	0.31

Net realized and unrealized gain (loss)	(0.95)	(0.39)	0.34	0.04	0.09 [5]	1.44

Total income (loss) from operations	(0.75)	0.05	0.66	0.32	0.39	1.75

LESS DISTRIBUTIONS FROM:

Net investment income	(0.19)	(0.42)	(0.32)	(0.28)	(0.28)	(0.33)

Return of capital	—	—	—	—	—	(0.00)[6]

Total distributions	(0.19)	(0.42)	(0.32)	(0.28)	(0.28)	(0.33)

NET ASSET VALUE, END OF PERIOD	$10.66	$11.60	$11.97	$11.63	$11.59	$11.48

Total return[7]	(6.47)%	0.38%	5.80%	2.77%	3.42%[5]	17.65%

NET ASSETS, END OF PERIOD (000s)	$3,833	$5,412	$5,849	$7,303	$9,615	$9,174

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[8]	0.98%[9]	1.17%[10]	1.25%[11]	1.16%	1.22%	1.34%

Net expenses[8,12]	0.98 [9,13]	1.17 [10,13]	1.22 [11,14]	1.16	1.22 [14]	1.25 [14]

Net investment income	3.56 [9]	3.68	2.72	2.42	2.61	2.89

PORTFOLIO TURNOVER RATE	19%	17%	92%	56%	17%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.16%, respectively.

[6]	Amount represents less than $0.01 per share.

[7]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[11]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.22% and 1.20%, respectively.

[12]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.25% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   51

Financial highlights continued
Legg Mason Partners Lifestyle Income Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.95	$10.27	$10.19	$10.36	$10.34	$9.59

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.24	0.54	0.48	0.43	0.41	0.43

Net realized and unrealized gain (loss)	(0.87)	(0.34)	0.09	(0.19)	0.02	0.79

Total income (loss) from operations	(0.63)	0.20	0.57	0.24	0.43	1.22

LESS DISTRIBUTIONS FROM:

Net investment income	(0.23)	(0.52)	(0.49)	(0.41)	(0.41)	(0.43)

Return of capital	—	—	—	—	—	(0.04)

Total distributions	(0.23)	(0.52)	(0.49)	(0.41)	(0.41)	(0.47)

NET ASSET VALUE, END OF PERIOD	$9.09	$9.95	$10.27	$10.19	$10.36	$10.34

Total return[5]	(6.42)%	1.96%	5.75%	2.42%	4.26%	13.02%

NET ASSETS, END OF PERIOD (000s)	$27,100	$31,696	$34,371	$36,992	$33,291	$27,538

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	0.89%[7]	1.11%[8]	0.86%[9]	0.82%	0.80%	0.77%

Net expenses[6,10]	0.80 [7,11,12]	0.79 [8,11,12]	0.81 [9,12]	0.80 [12]	0.79 [12]	0.77

Net investment income	5.06 [7]	5.29	4.70	4.18	4.04	4.34

PORTFOLIO TURNOVER RATE	12%	31%	76%	42%	3%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.83% and 0.79%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Legg Mason Partners Lifestyle Income Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$10.06	$10.38	$10.29	$10.45	$10.42	$9.66

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.22	0.49	0.43	0.38	0.36	0.38

Net realized and unrealized gain (loss)	(0.89)	(0.34)	0.10	(0.18)	0.02	0.80

Total income (loss) from operations	(0.67)	0.15	0.53	0.20	0.38	1.18

LESS DISTRIBUTIONS FROM:

Net investment income	(0.20)	(0.47)	(0.44)	(0.36)	(0.35)	(0.38)

Return of capital	—	—	—	—	—	(0.04)

Total distributions	(0.20)	(0.47)	(0.44)	(0.36)	(0.35)	(0.42)

NET ASSET VALUE, END OF PERIOD	$9.19	$10.06	$10.38	$10.29	$10.45	$10.42

Total return[5]	(6.69)%	1.43%	5.27%	1.97%	3.76%	12.43%

NET ASSETS, END OF PERIOD (000s)	$5,551	$6,854	$8,743	$12,992	$15,982	$20,863

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.63%[7]	1.83%[8]	1.43%[9]	1.44%	1.36%	1.32%

Net expenses[6,10,11]	1.30 [7,12]	1.29 [8,12]	1.29 [9]	1.30	1.29	1.30

Net investment income	4.51 [7]	4.74	4.22	3.63	3.49	3.80

PORTFOLIO TURNOVER RATE	12%	31%	76%	42%	3%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.27%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares would not exceed 1.30% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   53

Financial highlights continued
Legg Mason Partners Lifestyle Income Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2008[2]	2008[3]	2007[3]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$10.05	$10.37	$10.28	$10.44	$10.41	$9.65

INCOME (LOSS) FROM OPERATIONS:

Net investment income[4]	0.22	0.50	0.44	0.38	0.37	0.38

Net realized and unrealized gain (loss)	(0.88)	(0.35)	0.09	(0.17)	0.02	0.80

Total income (loss) from operations	(0.66)	0.15	0.53	0.21	0.39	1.18

LESS DISTRIBUTIONS FROM:

Net investment income	(0.21)	(0.47)	(0.44)	(0.37)	(0.36)	(0.38)

Return of capital	—	—	—	—	—	(0.04)

Total distributions	(0.21)	(0.47)	(0.44)	(0.37)	(0.36)	(0.42)

NET ASSET VALUE, END OF PERIOD	$9.18	$10.05	$10.37	$10.28	$10.44	$10.41

Total return[5]	(6.67)%	1.48%	5.32%	2.03%	3.81%	12.49%

NET ASSETS, END OF PERIOD (000s)	$952	$1,442	$1,775	$2,602	$3,207	$3,225

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.76%[7]	1.86%[8]	1.49%[9]	1.50%	1.46%	1.51%

Net expenses[6,10,11]	1.25 [7,12]	1.24 [8,12]	1.24 [9]	1.25	1.24	1.25

Net investment income	4.51 [7]	4.82	4.27	3.69	3.56	3.84

PORTFOLIO TURNOVER RATE	12%	31%	76%	42%	3%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2008 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.46% and 1.22%, respectively.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares would not exceed 1.25% until at least May 31, 2009. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

54   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies

Legg Mason Partners Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Partners Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Partners Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Partners Lifestyle Allocation 30% (“Allocation 30%”), and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gains distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to shareholders. The Allocation 50% and Allocation 30% Funds distribute net investment income quarterly and capital gains, if any, at least annually. Income Fund distributes net investment income monthly and capital gains, if any, at least annually. In addition the Allocation 100%, Allocation 85% and Allocation 70% Funds distribute net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(e) Fees paid indirectly. The Funds’ custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Funds. The amount is shown as a reduction of expenses on the Statements of Operations.

(f) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   55

Notes to financial statements (unaudited) continued

limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment valuation

Effective February 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing Allocation 100%’s assets carried at fair value:

Significant
			Other significant	unobservable
		Quoted prices	observable inputs	inputs
	July 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$63,684,802	$63,423,802	$261,000	—

The following is a summary of the inputs used in valuing Allocation 85%’s assets carried at fair value:

Significant
			Other significant	unobservable
		Quoted prices	observable inputs	inputs
	July 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$599,805,614	$597,744,614	$2,061,000	—

56   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

The following is a summary of the inputs used in valuing Allocation 70%’s assets carried at fair value:

Significant
			Other significant	unobservable
		Quoted prices	observable inputs	inputs
	July 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$502,337,781	$500,807,781	$1,530,000	—

The following is a summary of the inputs used in valuing Allocation 50%’s assets carried at fair value:

Significant
			Other significant	unobservable
		Quoted prices	observable inputs	inputs
	July 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$305,549,900	$305,413,900	$136,000	—

The following is a summary of the inputs used in valuing Allocation 30%’s assets carried at fair value:

Significant
			Other significant	unobservable
		Quoted prices	observable inputs	inputs
	July 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$100,879,243	$100,879,243	—	—

The following is a summary of the inputs used in valuing Income Fund’s assets carried at fair value:

Significant
			Other significant	unobservable
		Quoted prices	observable inputs	inputs
	July 31, 2008	(Level 1)	(Level 2)	(Level 3)
Investments in securities	$33,550,227	$33,550,277	—	—

3.	Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason. The Funds do not pay a management fee.

During the six months ended July 31, 2008, Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50% Funds’ Class A, Class B, Class C and Allocation 70% and Allocation 50% Funds’ Class I shares had expense limitations in place of 0.80%, 1.55%, 1.55% and 0.55%, respectively, of the average daily net assets of each class. In addition, during the six months ended July 31, 2008, Allocation 30% and Income Fund’s Class A, Class B and Class C shares had expenses limitations in place of 0.80%, 1.30% and 1.25%, respectively, of the average daily net assets of each class. Management has contractually agreed to cap expenses on all classes until at least May 31, 2009.

During the six months ended July 31, 2008, Allocation 100%, Allocation 85%, Allocation 70%, Allocation 50% and Income Fund were reimbursed for expenses in the amounts of $35,121, $30,123, $36, $5, and $25,539, respectively.

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   57

Notes to financial statements (unaudited) continued

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term investments.

The Funds indirectly pay management and/or administration fees to LMPFA and other wholly owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administrative fees range from 0.40% to 1.00% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50%, there is a maximum initial sales charge of 5.75% for Class A shares. For Allocation 30% and Income Fund, there is a maximum initial sales charge of 4.25% for Class A shares. The Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50% have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. The Allocation 30% and Income Fund have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for Allocation 100%, Allocation 85%, Allocation 70%, Allocation 50%, Allocation 30% and Income Fund. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2008, LMIS and its affiliates did not received any sales charges on sales of the Funds’ Class A shares. In addition, for the six months ended July 31, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CDSCs
	CLASS A		CLASS B	CLASS C
Allocation 100%	—		$7,000	$3,000

Allocation 85%	$0	*	12,000	2,000

Allocation 70%	2,000		18,000	2,000

Allocation 50%	0	*	13,000	1,000

Allocation 30%	—		5,000	0	*

Income Fund	—		2,000	0	*

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

58   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

4.	Investments

During the six months ended July 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Allocation 100%	$46,214,100	$17,749,894

Allocation 85%	222,473,189	168,901,518

Allocation 70%	104,627,559	95,429,004

Allocation 50%	56,123,181	53,024,043

Allocation 30%	22,644,629	20,536,425

Income Fund	4,303,959	6,884,894

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized	Gross unrealized	Net unrealized
	appreciation	depreciation	depreciation
Allocation 100%	$31,565	$(6,976,899)	$(6,945,334)

Allocation 85%	28,399,342	(76,782,332)	(48,382,990)

Allocation 70%	23,826,637	(67,795,564)	(43,968,927)

Allocation 50%	6,013,880	(36,237,315)	(30,223,435)

Allocation 30%	197,476	(11,492,044)	(11,294,568)

Income Fund	89,432	(3,872,802)	(3,783,370)

5.	Class specific expenses

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Allocation 100%, Allocation 85%, Allocation 70%, and Allocation 50% each pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. The Allocation 30% and Income Fund each pay a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets of each class. Distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2008, class specific expenses were as follows:

	Distribution	Transfer agent	Shareholder reports
	fees	fees	expenses
Allocation 100%

Class A	$51,050	$57,643	$4,257

Class B	52,519	26,369	1,881

Class C	41,343	1,286	392

Total	$144,912	$85,298	$6,530

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   59

Notes to financial statements (unaudited) continued

	Distribution	Transfer agent	Shareholder reports
	fees	fees	expenses
Allocation 85%

Class A	$609,736	$931,436	$46,544

Class B	601,153	298,502	13,093

Class C	104,688	8,576	1,492

Total	$1,315,577	$1,238,514	$61,129

Allocation 70%

Class A	$507,048	$591,290	$18,015

Class B	503,984	189,000	7,191

Class C	130,679	7,401	968

Class I	—	11	104

Total	$1,141,711	$787,702	$26,278

Allocation 50%

Class A	$305,729	$255,279	$7,567

Class B	279,875	88,294	3,820

Class C	106,127	6,930	955

Class I	—	89	145

Total	$691,731	$350,592	$12,487

Allocation 30%

Class A	$106,163	$78,920	$1,547

Class B	64,863	21,727	567

Class C	16,205	3,661	130

Total	$187,231	$104,308	$2,244

Income Fund

Class A	$37,018	$27,125	$8,125

Class B	22,864	10,502	4,095

Class C	4,012	2,910	903

Total	$63,894	$40,537	$13,123

6.	Distributions to shareholders by class

	Six months ended	Year ended
	July 31, 2008	January 31, 2008
Allocation 100%
Net Investment Income:

Class A	$14,003	$209,002

Total	$14,003	$209,002

60   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

	Six months ended	Year ended
	July 31, 2008	January 31, 2008
Net Realized Gains:

Class A	$1,053,507	$56,933

Class B	277,480	14,543

Class C	198,250	15,177

Total	$1,529,237	$86,653

Allocation 85%
Net Investment Income:

Class A	$433,534	$6,601,245

Class B	54,678	795,066

Class C	11,803	203,721

Total	$500,015	$7,600,032

Net Realized Gains:

Class A	$22,727,856	$19,805,789

Class B	5,775,920	6,012,502

Class C	963,526	1,177,058

Total	$29,467,302	$26,995,349

Allocation 70%
Net Investment Income:

Class A	$1,316,986	$9,113,479

Class B	218,711	1,470,525

Class C	64,188	465,317

Class I*	117	696

Total	$1,600,002	$11,050,017

Allocation 50%
Net Investment Income:

Class A	$3,617,357	$7,788,882

Class B	562,786	1,422,197

Class C	233,943	608,124

Class I†	11,524	—

Total	$4,425,610	$9,819,203

Net Realized Gains:

Class A	$7,611,743	$7,250,810

Class B	1,666,169	1,898,741

Class C	610,113	733,160

Class I†	21,684	—

Total	$9,909,709	$9,882,711

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   61

Notes to financial statements (unaudited) continued

	Six months ended	Year ended
	July 31, 2008	January 31, 2008
Allocation 30%
Net Investment Income:

Class A	$1,670,098	$3,390,943

Class B	283,385	669,293

Class C	76,797	204,409

Total	$2,030,280	$4,264,645

Income Fund
Net Investment Income:

Class A	$707,771	$1,683,642

Class B	128,140	344,181

Class C	24,161	74,344

Total	$860,072	$2,102,167

*	For the period October 2, 2007 (inception date) to January 31, 2008.
†	For the period January 29, 2008 (inception date) to January 31, 2008.

7.	Shares of beneficial interest

At July 31, 2008, the Trust had an unlimited number of shares of beneficial interest with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six months ended		Year ended
	July 31, 2008		January 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Allocation 100%
Class A

Shares sold	1,907,900	$19,612,704	3,396,983	$39,643,555

Shares issued on reinvestment	103,439	1,041,632	22,618	259,415

Shares repurchased	(429,548)	(4,394,625)	(342,059)	(3,891,221)

Net increase	1,581,791	$16,259,711	3,077,542	$36,011,749

Class B

Shares sold	538,755	$5,529,307	865,964	$10,110,969

Shares issued on reinvestment	27,547	276,290	1,258	14,430

Shares repurchased	(101,656)	(1,028,686)	(124,172)	(1,431,843)

Net increase	464,646	$4,776,911	743,050	$8,693,556

62   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

	Six months ended		Year ended
	July 31, 2008		January 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class C

Shares sold	133,155	$1,391,425	838,081	$9,792,426

Shares issued on reinvestment	16,220	162,689	1,267	14,511

Shares repurchased	(126,956)	(1,292,893)	(117,304)	(1,371,875)

Net increase	22,419	$261,221	722,044	$8,435,062

Class I*

Shares sold	—	—	826	$10,000

Shares issued on reinvestment	—	—	—	—

Shares repurchased	—	—	(826)	(9,554)

Net increase	—	—	—	$446

Allocation 85%
Class A

Shares sold	3,661,447	$53,436,473	6,473,642	$106,402,823

Shares issued on reinvestment	1,638,881	23,042,651	1,591,462	26,264,531

Shares repurchased	(2,670,905)	(38,892,032)	(5,000,207)	(82,304,520)

Net increase	2,629,423	$37,587,092	3,064,897	$50,362,834

Class B

Shares sold	907,216	$12,578,393	1,502,147	$23,495,490

Shares issued on reinvestment	435,700	5,812,245	428,870	6,777,370

Shares repurchased	(1,455,530)	(20,151,924)	(3,103,528)	(48,693,478)

Net decrease	(112,614)	$(1,761,286)	(1,172,511)	$(18,420,618)

Class C

Shares sold	75,214	$1,052,208	333,520	$5,317,780

Shares issued on reinvestment	68,935	930,623	83,353	1,329,848

Shares repurchased	(351,542)	(4,910,489)	(588,701)	(9,322,558)

Net decrease	(207,393)	$(2,927,658)	(171,828)	$(2,674,930)

Class I†

Shares sold	—	—	3,004	$50,091

Shares issued on reinvestment	—	—	—	—

Shares repurchased	—	—	(3,004)	(52,324)

Net decrease	—	—	—	$(2,233)

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   63

Notes to financial statements (unaudited) continued

	Six months ended		Year ended
	July 31, 2008		January 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Allocation 70%
Class A

Shares sold	3,184,967	$40,392,756	6,722,074	$92,572,177

Shares issued on reinvestment	102,948	1,305,375	665,964	9,028,424

Shares repurchased	(3,105,502)	(39,289,377)	(5,872,388)	(80,623,200)

Net increase	182,413	$2,408,754	1,515,650	$20,977,401

Class B

Shares sold	753,965	$9,679,660	1,375,127	$19,097,409

Shares issued on reinvestment	16,919	216,564	106,204	1,457,435

Shares repurchased	(1,422,359)	(18,258,377)	(3,273,829)	(45,402,911)

Net decrease	(651,475)	$(8,362,153)	(1,792,498)	$(24,848,067)

Class C

Shares sold	103,347	$1,325,350	576,772	$8,002,576

Shares issued on reinvestment	4,735	60,701	32,020	439,777

Shares repurchased	(328,483)	(4,203,253)	(605,749)	(8,389,813)

Net increase (decrease)	(220,401)	$(2,817,202)	3,043	$52,540

Class I‡

Shares sold	367	$4,739	2,138	$30,364

Shares issued on reinvestment	9	117	51	696

Shares repurchased	(1)	(12)	—	—

Net increase	375	$4,844	2,189	$31,060

Allocation 50%
Class A

Shares sold	2,616,947	$30,547,666	5,136,282	$65,803,740

Shares issued on reinvestment	981,805	11,132,314	1,165,087	14,873,332

Shares repurchased	(2,488,557)	(28,955,647)	(4,717,162)	(60,346,445)

Net increase	1,110,195	$12,724,333	1,584,207	$20,330,627

Class B

Shares sold	470,646	$5,643,629	901,532	$11,798,545

Shares issued on reinvestment	188,846	2,195,363	249,450	3,260,832

Shares repurchased	(901,248)	(10,768,170)	(2,034,762)	(26,733,651)

Net decrease	(241,756)	$(2,929,178)	(883,780)	$(11,674,274)

64   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

	Six months ended		Year ended
	July 31, 2008		January 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class C

Shares sold	65,728	$791,730	292,523	$3,863,288

Shares issued on reinvestment	63,483	739,982	90,497	1,186,074

Shares repurchased	(371,385)	(4,463,078)	(492,233)	(6,490,650)

Net decrease	(242,174)	$(2,931,366)	(109,213)	$(1,441,288)

Class I**

Shares sold	10,884	$122,255	58,636	$709,781

Shares issued on reinvestment	2,928	33,208	—	—

Shares repurchased	(3,918)	(46,060)	—	—

Net increase	9,894	$109,403	58,636	$709,781

Allocation 30%
Class A

Shares sold	1,123,896	$12,485,609	2,377,140	$28,140,493

Shares issued on reinvestment	151,222	1,632,079	281,168	3,302,205

Shares repurchased	(1,063,174)	(11,724,994)	(1,933,862)	(22,925,333)

Net increase	211,944	$2,392,694	724,446	$8,517,365

Class B

Shares sold	236,915	$2,652,326	309,370	$3,717,321

Shares issued on reinvestment	25,494	279,471	55,011	656,555

Shares repurchased	(281,559)	(3,155,399)	(690,822)	(8,315,462)

Net decrease	(19,150)	$(223,602)	(326,441)	$(3,941,586)

Class C

Shares sold	25,678	$287,494	103,713	$1,250,543

Shares issued on reinvestment	5,946	65,161	14,070	167,577

Shares repurchased	(138,291)	(1,547,445)	(140,125)	(1,681,932)

Net decrease	(106,667)	$(1,194,790)	(22,342)	$(263,812)

Income Fund
Class A

Shares sold	251,666	$2,394,041	614,383	$6,269,073

Shares issued on reinvestment	69,434	657,646	155,560	1,576,952

Shares repurchased	(523,869)	(4,970,009)	(930,029)	(9,478,824)

Net decrease	(202,769)	$(1,918,322)	(160,086)	$(1,632,799)

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   65

Notes to financial statements (unaudited) continued

	Six months ended		Year ended
	July 31, 2008		January 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class B

Shares sold	55,783	$530,083	137,651	$1,412,450

Shares issued on reinvestment	12,233	117,100	30,577	313,401

Shares repurchased	(145,221)	(1,395,516)	(329,041)	(3,386,844)

Net decrease	(77,205)	$(748,333)	(160,813)	$(1,660,993)

Class C

Shares sold	5,518	$53,123	27,326	$282,553

Shares issued on reinvestment	2,142	20,505	6,397	65,475

Shares repurchased	(47,408)	(459,794)	(61,412)	(631,550)

Net decrease	(39,748)	$(386,166)	(27,689)	$(283,522)

*	For the period May 4, 2007 (inception date) to November 12, 2007 (liquidation date).

†	For the period April 9, 2007 (inception date) to May 30, 2007.

‡	For the period October 2, 2007 (inception date) to January 31, 2008.

**	For the period January 29, 2008 (inception date) to January 31, 2008.

8. Paid-in-kind redemptions

During the six months ended July 31, 2008, Allocation 100% and Allocation 85%, received securities in lieu of cash proceeds from three of their Underlying Funds, Legg Mason Value Trust Inc., Legg Mason Partners Aggressive Growth Fund and Legg Mason American Leading Cos. Trust to satisfy redemptions. Allocation 70% and Allocation 50% received securities in lieu of cash proceeds from two of their Underlying Funds, Legg Mason Value Trust Inc. and Legg Mason Partners Aggressive Growth Fund to satisfy redemptions. Allocation 30% received securities in lieu of cash proceeds from one of its Underlying Funds, Legg Mason Value Trust Inc., to satisfy redemptions.

Subsequently, the securities were sold. The realized gains and losses and currency gains and losses from these securities sold are noted in the statements of operations.

9.	Capital loss carryforward

As of January 31, 2008, Allocation 70% had a net capital loss carryforward of approximately $5,972,151 which expires in 2014. Allocation 30% had a net capital loss carryforward of approximately $899,887 which expires in 2014. Income Fund had a net capital loss carryforward of approximately $6,121,047, of which $656,502 expires in 2009, $345,727 expires in 2012, $95,670 expires in 2013, $1,336,048 expires in 2014, $1,331,052 expires in 2015 and $2,356,048 expires in 2016. These amounts will be available to offset any future taxable capital gains.

10.	Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the

66   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

11.	Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Funds, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages,

Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report   67

Notes to financial statements (unaudited) continued

rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.
Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 10. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

12.	Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

68   Legg Mason Partners Lifestyle Series 2008 Semi-Annual Report

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Legg Mason Partners Lifestyle Series

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Legg Mason Global Asset
Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing
(formerly, PFPC Inc.)
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Allocation 100%
Legg Mason Partners Lifestyle Allocation 85%
Legg Mason Partners Lifestyle Allocation 70%
Legg Mason Partners Lifestyle Allocation 50%
Legg Mason Partners Lifestyle Allocation 30%
Legg Mason Partners Lifestyle Income Fund

The Funds are separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

Legg Mason Partners Lifestyle Series
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Lifestyle Series. This report is not authorized for distribution to prospective investors in the Legg Mason Partners Lifestyle Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investment May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/08 SR08-646

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
     Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
     Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Legg Mason Partners Equity Trust

Date: October 2, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Legg Mason Partners Equity Trust

Date: October 2, 2008

By:	/s/ Kaprel Ozsolak Kaprel Ozsolak Chief Financial Officer of Legg Mason Partners Equity Trust

Date: October 2, 2008